Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of components of lease expenses

The components of the lease expenses consist of the following:

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Operating lease cost
Lease expenses	$19,774	$39,475
Lease expenses – short-term	42,115	26,379
Total lease expenses	$61,889	$65,854

Schedule of lease term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Weighted-average remaining term
Operating lease	3.55 year	4.04 year
Weighted-average discount rate
Operating lease	6.85%	6.85%

Schedule minimum lease payments in future periods

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2025:

	Operating lease	Short-term lease
	payments	payments	Total
	US$	US$	US$
Twelve months ending June 30, 2026	$38,515	$25,536	$64,051
Twelve months ending June 30, 2027	40,440	-	40,440
Twelve months ending June 30, 2028	42,462	-	42,462
Twelve months ending June 30, 2029	21,749	-	21,749
Total minimum lease payments	143,166	25,536	168,702
Less: discount	(16,611)	-	(16,611)
Present value of minimum lease payments	126,555	25,536	152,091
Less: minimum lease payments, current	(30,784)	(25,536)	(56,320)
Minimum lease payments, non-current	$95,771	$-	$95,771